FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024.

		December 31, 2025
		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$137,840,361	$137,840,361	$—	$—
Common stock	18,183,691	18,183,691	—	—
Investments measured at NAV (a)	318,619,450	—	—	—
Investments at fair value	$474,643,502	$156,024,052	$—	$—

		December 31, 2024
		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$115,495,566	$115,495,566	$—	$—
Common stock	17,091,008	17,091,008	—	—
Investments measured at NAV (a)	234,302,197	—	—	—
Investments at fair value	$366,888,771	$132,586,574	$—	$—

(a) In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.